ORGANIZATION AND BUSINESS DESCRIPTION (Details)	Dec. 02, 2021	Apr. 01, 2026	Jun. 30, 2021
Junzhang Shanghai [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Number of wholly-owned subsidiaries held	1
Number of other subsidiaries held in which 55% majority ownership is held	20
Eshallgo HK [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership			100.00%
Eshallgo Inc [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership		75.00%
Eshallgo WFOE [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership		25.00%
Other than wholly-owned subsidiaries [Member] | Junzhang Shanghai [Member]
Amounts and balances of the VIEs included in the consolidated financial statements after elimination of intercompany transactions and balances
Ownership	55.00%